Income Taxes - Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Current federal income tax expense	$ 48	$ 68	$ 29
Current state income tax expense (benefit)	6	10	(2)
Deferred
Deferred federal income tax expense (benefit)	(5)	(354)	1
Deferred state income tax expense (benefit)	2	(11)	5
Total income tax expense (benefit)	$ 51	$ (287)	$ 33